Other taxes payable & Other taxes receivable	12 Months Ended
Dec. 31, 2020
Other taxes payable & Other taxes receivable
Other taxes payable & Other taxes receivable

18      Other taxes payable & Other taxes receivable

Other taxes payable relates to Value added taxes amounting to EUR 2,779 thousand (2019: EUR 58 thousand), to Withholding Tax amounting to EUR 6,914 thousand (2019: EUR 4,415 thousand) and to other taxes amounting to EUR 634 thousand (2019: nil).

Other taxes receivable relates to Value added taxes amounting to EUR 2,088 thousand (2019: EUR 4,563 thousand) and to other taxes amounting to EUR 996 thousand (2019: EUR 832 thousand).